Refund liabilities - Narrative (Details) € in Thousands, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	€ 143,085			€ 254,581	€ 111,426
Current refund liabilities	136,450			95,611
Non-current refund liabilities	6,635			158,970
Additions, refund liability	52,012			159,179
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	135,500			79,600
Current refund liabilities	135,500
Non-current refund liabilities	0			75,200
Additions, refund liability	24,500		$ 25
GSK | Supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	6,600			6,400
Non-current refund liabilities	6,600			6,300
UK Authority | COVID VLA2001 | Vaccine supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	0			166,900
Non-current refund liabilities				€ 77,300
Revenue from royalty obligation	89,200
Revenue from CAPEX obligation	€ 80,000	£ 70.8